Acquisitions (Summary of Purchase Price) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended
	Nov. 07, 2011 Submittal Exchange [Member]	Jan. 31, 2013 PlanSwift, LLC [Member]
Business Acquisition [Line Items]
Cash consideration	$ 2,404	$ 989
Liabilities assumed	403	1,214
Issuance of equity	12,548	7,898
Total purchase price	$ 15,355	$ 10,101
Shares issued in acquisition	482	539
Share price	$ 26.05